Subsequent Events (Details) - USD ($)		3 Months Ended	6 Months Ended				12 Months Ended
	May 04, 2016	Jun. 30, 2016	Jun. 30, 2016	[1]	Jun. 30, 2015	[1]	Dec. 31, 2015	[2]	Dec. 31, 2014	[2],[3]	Dec. 31, 2013	[3]	Apr. 28, 2016	Nov. 05, 2015
Subsequent Event [Line Items]
Gross proceeds from units Issued in primary public offering	$ 40,000,000	$ 101,186,000	$ 101,186,000		$ 0		$ 0		$ 170,693,000		$ 0
Revolving Credit Facility | $100M Revolving Credit Agreement
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity														$ 100,000,000
Revolving Credit Facility | $75M Revolving Credit Agreement
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity													$ 75,000,000

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.